Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Assets and Liabilities from Acquisitions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Reinsurance Contract Assets	$ 57,684,449	$ 199,094
Business Combination
Disclosure of subsidiaries [line items]
Cash and Due from Banks	5,152,580
Investments	154,950,448
Property, Plant and Equipment	4,776,374
Reinsurance Contract Assets	32,383,791
Other Assets	24,927,640
Total Assets	222,190,833
Provisions	1,132,429
Insurance Contracts Liabilities	171,589,685
Other Liabilities	16,978,441
Total Liabilities	189,700,555
Net Assets	32,490,278
Minority Interest	(183,933)
Net Assets Acquired	$ 32,306,345